Subsequent Events	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2023
Subsequent Events

Note 18 - Subsequent Events

The Company evaluates subsequent events and transactions that occurred after the condensed consolidated balance sheet date through the date that the financial statements were issued. During this period, the Company did not identify any subsequent events that would have required adjustment in the condensed consolidated financial statements.

Adagio Medical Inc
Subsequent Events

Note 17 — Subsequent Events

The Company evaluates subsequent events and transactions that occurred after the condensed consolidated balance sheet date up to August 14, 2024, the date the condensed consolidated financial statements are available to be issued. During this period, the Company did not identify any subsequent events that would have required adjustment in the condensed consolidated financial statements.

July 2024 Convertible Notes

On July 23, 2024, the Company issued a $1.0 million convertible promissory note (“July 2024 Convertible Notes”) to Perceptive PIPE Investor that matures upon the termination of the Business Combination Agreement in accordance with its terms. It accrues simple interest at eight percent (8.0%) per annum.

Effective upon the closing of the Transaction, the July 2024 Convertible Notes was automatically convert into the type of securities that are issued in the PIPE Financing in an amount equal to the then-outstanding principal amount and any accrued and unpaid interest, divided by the effective price of the securities sold in the PIPE Financing.

Consummation of Business Combination

On July 31, 2024, the Company announced the closing of its previously announced Business Combination with ARYA and ListCo. Upon the closing of the merger, ListCo changed its name to “Adagio Medical Holdings, Inc.” The common stock of New Adagio began trading on August 1, 2024, under the symbols ADGM on the Nasdaq Capital Market. Upon the consummation of the Business Combination, ARYA and the Company became the direct wholly-owned subsidiaries of Adagio Medical Holding, Inc.

In conversion of the Company’s certain liabilities and equity outstanding prior to the closing of the merger:

a)	each common stock warrant of Adagio (other than the pre-funded warrants for Series E Preferred Stocks) were terminated in accordance with the terms of the applicable warrant agreement;
b)	all issued and outstanding October 2022 Convertible Notes including any accrued and unpaid interest thereon, are automatically and fully converted into shares of Adagio common stock in accordance with the terms of such October 2022 Convertible Notes, and October 2022 Convertible Notes are cancelled, satisfied, extinguished, discharged and retired in connection with such conversion;
c)	all issued and outstanding April 2023 Convertible Notes, November 2023 Convertible Notes, May 2024 Convertible Notes, June 2024 Convertible Notes, and July 2024 Convertible Notes including any accrued and unpaid interest thereon, are exchanged for New Adagio common stock and warrants exercisable for shares of New Adagio common stock, subject to adjustment, based on the terms and subject to the conditions set forth in the applicable bridge notes agreement and applicable subscription agreements;
d)	each share of preferred stock, par value $0.001 per share, of Adagio that is issued and outstanding are automatically converted into shares of Adagio common stock, and each such share of Adagio preferred stock are cancelled;
e)	all issued and outstanding shares of Adagio common stock (other than treasury shares and shares with respect to which appraisal rights under the Delaware General Corporation Law are properly exercised and not withdrawn). Each pre-funded warrants for Series E Preferred Stocks that had been issued and outstanding immediately prior to the Adagio Merger Effective Time are automatically cancelled and extinguished and converted into the right to receive shares of New Adagio common stock based on the exchange ratio set forth in the Business Combination Agreement;
f)	each issued, outstanding and unexercised option to purchase Adagio common stock had been vested prior to the closing of merger with an aggregate value that exceeds the aggregate exercise price of such Adagio option (each an “In-the-Money Adagio Option”) are cancelled and extinguished in exchange for options to purchase shares of New Adagio common stock, and each issued and outstanding Adagio equity award (other than an In-the-Money Adagio Option) are automatically cancelled and extinguished for no consideration, and each holder thereof will cease to have any rights with respect thereto;
g)	outstanding SVB Term Loan is paid off by Adagio prior to the Closing; and
h)	$7,000,000 of February 2024 Convertible Notes is converted into New Adagio convertible notes and convert warrants.

In connection with the Business Combination, the combined company raised financing valued at approximately $84.2 million, which consisted of funds held in ARYA’s trust account, a concurrent equity and warrant private placement (including $29.5 million of bridge financing used by Adagio prior to closing and funds from ARYA’s trust account not redeemed) led by, among others, Perceptive PIPE Investor, RA Capital Management and RTW Investments, and a concurrent convertible security financing (including $7.0 million of bridge financing used by Adagio prior to closing) led by, among others, an institutional investor and Perceptive PIPE Investor.

The Business Combination is expected to be accounted for as a forward-merger in accordance with U.S. GAAP. Under this method of accounting, ListCo is treated as the “accounting acquirer” and Adagio as the “accounting acquiree” for financial reporting purposes. Accordingly, the Business Combination is expected to be accounted for using the acquisition method of accounting. The acquisition method of accounting is based on FASB ASC 805 and uses the fair value concepts defined in ASC 820. As of the date the condensed consolidated financial statements are available to be issued, the Company is still in the process of analyzing the accounting impact of the Business Combination.

Note 18 — Subsequent Events

The Company evaluates subsequent events and transactions that occurred after the balance sheet date up to April 18, 2024, the date the consolidated financial statements are available to be issued. During this period, other than the events disclosed below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

Business Combination Agreement

On February 13, 2024, ARYA, a Cayman Islands exempted company, Aja HoldCo, Inc., a Delaware corporation (“ListCo”), Aja Merger Sub 1, a Cayman Islands exempted company (“ARYA Merger Sub”), the Company, and Aja Merger Sub 2, Inc., a Delaware corporation (“Company Merger Sub”) entered into the business combination agreement pursuant to which (i) ARYA Merger Sub will be merged with and into ARYA (the “ARYA Merger”), with ARYA surviving the ARYA Merger as a direct wholly-owned subsidiary of ListCo and (ii) Company Merger Sub will be merged with and into Adagio (the “Adagio Merger” and, together with the ARYA Merger, the “Mergers”), with Adagio surviving the Adagio Merger as a direct wholly-owned subsidiary of ListCo (the “Business Combination”). In connection with the consummation of the Business Combination, ListCo will change its name to “Adagio Medical, Inc.” (“New Adagio”).

The closing of the Business Combination is subject to the satisfaction or waiver of certain customary closing conditions, including, among others, the receipt of required approval by the stockholders of the Company and ARYA, required regulatory approvals and the fulfillment of other conditions set forth in the Merger Agreement, and the effectiveness of the registration statement to be filed with the U.S. Securities and Exchange Commission in connection with the business combination.

New Adagio Convertible Notes and 2024 Bridge Financing Note

In connection with the Business Combination, certain investors executed a securities purchase agreement, dated February 13, 2024, with ListCo (the “Convertible Security Subscription Agreement”), pursuant to which ListCo will issue on the closing date to the certain investors (“Convert Investors”) $20.0 million of 13% senior secured convertible notes (the “New Adagio Convertible Notes”), which will be convertible into shares of New Adagio common stock, and warrants (the “Convert Warrants”), each of which will be exercisable on a cashless basis or for one share of New Adagio common stock at $24.00 per share, subject to adjustment (the “Base Convert Financing”). The New Adagio Convertible Notes will have a maturity of three years and nine months after Closing and interest will be payable in cash or compound as additional principal outstanding.

The Perceptive PIPE Investor also purchased a $7.0 million convertible promissory note of Adagio (the “2024 Bridge Financing Note”) pursuant to a note purchase agreement, dated February 13, 2024, by and among the Perceptive PIPE Investor, the Company and ListCo (the “2024 Bridge Financing Note Subscription Agreement”). As of the issuance date, the Company has received the principal of $7.0 million. On the closing date, pursuant to the terms of the 2024 Bridge Financing Note and the 2024 Bridge Financing Note Subscription Agreement, the 2024 Bridge Financing Note will convert into New Adagio Convertible Notes and Convert Warrants, and the Perceptive PIPE Investor will subscribe for $5.5 million of New Adagio Convertible Notes and 937,500 Convert Warrants, on the same terms as the Convert Investors executing the Convertible Security Subscription Agreement (such commitment by the Perceptive PIPE Investor to purchase New Adagio Convertible Notes and Convert Warrants, the “Perceptive Convertible Note Commitment,” and the conversion of the 2024 Bridge Financing Note and purchase of New Adagio Convertible Notes and Convert Warrants pursuant to the Perceptive Convertible Note Commitment as part of the Base Convert Financing, the “Convertible Security Financing”). Subject to ARYA and New Adagio receiving any new financing or commitment for financing, whether in the form of equity, debt or convertible debt, before the closing date, the Perceptive PIPE Investor may request that on the closing date the 2024 Bridge Financing Note is repaid, the Perceptive Convertible Note Commitment is reduced or a combination of both. The New Adagio Convertible Notes, the Convert Warrants or any shares of New Adagio common stock issuable in connection with the Convertible Security Financing have not been registered under the Securities Act and will be issued in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act. ListCo will grant the Perceptive PIPE Investor and the Convert Investors certain registration rights in connection with the Convertible Security Financing. The Convertible Security Financing is contingent upon, among other things, the substantially concurrent closing of the Business Combination.

July 2024 Convertible Notes

On July 23, 2024, the Company issued a $1.0 million convertible promissory note (“July 2024 Convertible Notes”) to Perceptive PIPE Investor that matures upon the termination of the Business Combination Agreement in accordance with its terms. It accrues simple interest at eight percent (8.0%) per annum.

Effective upon the closing of the Transaction, the July 2024 Convertible Notes was automatically convert into the type of securities that are issued in the PIPE Financing in an amount equal to the then-outstanding principal amount and any accrued and unpaid interest, divided by the effective price of the securities sold in the PIPE Financing.

Consummation of Business Combination

On July 31, 2024, the Company announced the closing of its previously announced Business Combination with ARYA and ListCo. Upon the closing of the merger, ListCo changed its name to “Adagio Medical Holdings, Inc.” The common stock of New Adagio began trading on August 1, 2024, under the symbols ADGM on the Nasdaq Capital Market. Upon the consummation of the Business Combination, ARYA and the Company became the direct wholly-owned subsidiaries of Adagio Medical Holding, Inc.

In conversion of the Company’s certain liabilities and equity outstanding prior to the closing of the merger:

a)	each common stock warrant of Adagio (other than the pre-funded warrants for Series E Preferred Stocks) were terminated in accordance with the terms of the applicable warrant agreement;
b)

all issued and outstanding October 2022 Convertible Notes including any accrued and unpaid interest thereon, are automatically and fully converted into shares of Adagio common stock in accordance with the terms of such October 2022 Convertible Notes, and October 2022 Convertible Notes are cancelled, satisfied, extinguished, discharged and retired in connection with such conversion;

c)

all issued and outstanding April 2023 Convertible Notes, November 2023 Convertible Notes, May 2024 Convertible Notes, June 2024 Convertible Notes, and July 2024 Convertible Notes including any accrued and unpaid interest thereon, are exchanged for New Adagio common stock and warrants exercisable for shares of New Adagio common stock, subject to adjustment, based on the terms and subject to the conditions set forth in the applicable bridge notes agreement and applicable subscription agreements;

d)

each share of preferred stock, par value $0.001 per share, of Adagio that is issued and outstanding are automatically converted into shares of Adagio common stock, and each such share of Adagio preferred stock are cancelled;

e)

all issued and outstanding shares of Adagio common stock (other than treasury shares and shares with respect to which appraisal rights under the Delaware General Corporation Law are properly exercised and not withdrawn). Each pre-funded warrants for Series E Preferred Stocks that had been issued and outstanding immediately prior to the Adagio Merger Effective Time are automatically cancelled and extinguished and converted into the right to receive shares of New Adagio common stock based on the exchange ratio set forth in the Business Combination Agreement;

f)

each issued, outstanding and unexercised option to purchase Adagio common stock had been vested prior to the closing of merger with an aggregate value that exceeds the aggregate exercise price of such Adagio option (each an “In-the-Money Adagio Option”) are cancelled and extinguished in exchange for options to purchase shares of New Adagio common stock, and each issued and outstanding Adagio equity award (other than an In-the-Money Adagio Option) are automatically cancelled and extinguished for no consideration, and each holder thereof will cease to have any rights with respect thereto;

g)	outstanding SVB Term Loan is paid off by Adagio prior to the Closing; and
h)	$7,000,000 of February 2024 Convertible Notes is converted into New Adagio convertible notes and convert warrants.

In connection with the Business Combination, the combined company raised financing valued at approximately $84.2 million, which consisted of funds held in ARYA’s trust account, a concurrent equity and warrant private placement (including $29.5 million of bridge financing used by Adagio prior to closing and funds from ARYA’s trust account not redeemed) led by, among others, Perceptive PIPE Investor, RA Capital Management and RTW Investments, and a concurrent convertible security financing (including $7.0 million of bridge financing used by Adagio prior to closing) led by, among others, an institutional investor and Perceptive PIPE Investor.

The Business Combination is expected to be accounted for as a forward-merger in accordance with U.S. GAAP. Under this method of accounting, ListCo is treated as the “accounting acquirer” and Adagio as the “accounting acquiree” for financial reporting purposes. Accordingly, the Business Combination is expected to be accounted for using the acquisition method of accounting. The acquisition method of accounting is based on FASB ASC 805 and uses the fair value concepts defined in ASC 820. As of the date the condensed consolidated financial statements are available to be issued, the Company is still in the process of analyzing the accounting impact of the Business Combination.